Royalties and Royalty Options - Schedule of Royalties and Royalty Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Royalties, Beginning Balance	$ 43,880	$ 25,452
Royalties, Additions	2,313	17,814
Royalties, Foriegn currency translation	818	614
Royalties, Depletion	(147)
Royalties, Ending Balance	46,864	43,880
Royalties and Royalty Options, Beginning balance	44,023	25,577
Royalties and Royalty Options, Additions	2,170	17,957
Royalties And Royalty Options, Depletion	(147)
Royalties and Royalty Options, Foreign currency translation	818	614
Royalties And Royalty Options Write off		(125)
Royalties and Royalty Options, Ending balance	46,864	44,023
Royalty Options [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	143	125
Royalties and Royalty Options, Additions	$ (143)	143
Royalties And Royalty Options Write off		(125)
Royalties and Royalty Options, Ending balance		$ 143